NET TRADING INCOME (Details) - Schedule of Net Gains (Losses) Held For Trading - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	£ 724	£ 120	£ (8)
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	3,554	3,509	(26)
Equity shares	2,729	14,559	(4,747)
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	7,007	18,188	(4,781)
Net expense arising on assets and liabilities designated at fair value through profit or loss	(117)	(214)	(156)
Securities and other gains (losses)	£ 6,890	£ 17,974	£ (4,937)